Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 - OTHER CURRENT LIABILITIES

Composition:

	As of	As of
	December 31,	December 31,
	2025	2024
Deferred revenues	255	334
Provision for royalties to IIA	64	46
Accrued expenses and others	779	847
	1,098	1,227